CONTINGENT LIABILITIES (Sao Paulo State Revenue Services) (Details) (Sao Paulo State Revenue Services [Member])	0 Months Ended		12 Months Ended
	Jul. 13, 2010 USD ($)	Jul. 13, 2010 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Possible state value added tax rate	25.00%	25.00%
Income tax deficiency notice, amount	$ 22,100,000	36,499,984
Tax deficiency, penalties	40,000,000	66,143,446
Tax deficiency, interest	18,200,000	30,282,420
Aggregate sum claimed pursuant to tax deficiency			$ 82,700,000	220,000,000